Risk Management and Report - Schedule of Contracts Susceptible to Offset (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value [Member]
Risk Management and Report - Schedule of Contracts Susceptible to Offset (Details) [Line Items]
Derivative financial assets	$ 2,377,312	$ 2,084,605
Derivative financial liabilities	2,585,761	2,356,718
Negative Fair Value of contracts with right to offset [Member]
Risk Management and Report - Schedule of Contracts Susceptible to Offset (Details) [Line Items]
Derivative financial assets	(817,430)	(929,094)
Derivative financial liabilities	(817,430)	(929,094)
Positive Fair Value of contracts with right to offset [Member]
Risk Management and Report - Schedule of Contracts Susceptible to Offset (Details) [Line Items]
Derivative financial assets	(1,103,430)	(816,453)
Derivative financial liabilities	(1,103,430)	(816,453)
Financial Collateral [Member]
Risk Management and Report - Schedule of Contracts Susceptible to Offset (Details) [Line Items]
Derivative financial assets	(169,344)	(160,125)
Derivative financial liabilities	(334,897)	(294,410)
Net Fair value [Member]
Risk Management and Report - Schedule of Contracts Susceptible to Offset (Details) [Line Items]
Derivative financial assets	287,108	178,900
Derivative financial liabilities	$ 330,004	$ 316,737